UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22506

2010 Swift Mandatory Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
 (Name and address of agent for service)

(602) 257-5433
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

2010 Swift Mandatory Common Exchange Security Trust
Schedule of Investments
March 31, 2013 (Unaudited)

	Maturity	Par		Fair
Security Description	Date	Value	Cost	Value

Stripped United States Treasury Securities – 3.86%*
Stripped United States Treasury Security	5/15/2013	$3,934,651	$3,930,950	$3,934,139
Stripped United States Treasury Security	8/15/2013	3,934,651	3,922,224	3,932,794
Stripped United States Treasury Security	11/15/2013	3,934,651	3,911,454	3,931,480
Total Stripped United States Treasury Securities			11,764,628	11,798,413

Forward Purchase Contracts – 96.14%*
Forward Purchase Contracts for Swift Transportation
Company Class A Common Shares			207,243,159	293,548,741
Total Forward Purchase Contracts			207,243,159	293,548,741

Total Investments – 100.00%*			$219,007,787	305,347,154
Other Assets in Excess of Liabilities – 0.00%*				4,136
TOTAL NET ASSETS - 100.00%*				$305,351,290

Footnotes
* Percentages are stated as a percent of net assets.

Federal Income Taxation
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal income tax laws and as such, Security holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of March 31, 2013, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $86,566,067, of which $86,566,067 and $0 were related to appreciated and depreciated investments, respectively.  The cost of investments for Federal income tax purposes was $218,781,087 at March 31, 2013.

The Trust records the impact of an uncertain tax position to the financial statements when an analysis indicates that the tax position taken is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Based on the analysis, there were no tax positions identified which did not meet the “more likely than not” standard as of and for the three months ended March 31, 2013.

Fair Value Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

		Fair Value Measurements at March 31, 2013 Using:
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	March 31, 2013	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$11,798,413	$11,798,413	$-	$-
Total Other	11,798,413	11,798,413	-	-
Derivative Instruments
Forward Purchase Contracts	293,548,741	-	293,548,741	-
Total Derivative Instruments	293,548,741	-	293,548,741	-
Total	$305,347,154	$11,798,413	$293,548,741	$-

During the three months ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

Forward Purchase Contracts
On December 21, 2010, the Trust entered into nine Contracts, which are derivative instruments, with the Sellers and paid to the Sellers $197,519,204 in connection therewith.  On January 20, 2011, the Trust entered into an additional Contract with certain of the Sellers and paid $9,723,955 in connection therewith.  Pursuant to the Contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of the Company’s common stock on December 31, 2013 (the "Exchange Date") so as to permit the holders of the Security to exchange on the Exchange Date each of their shares of the Security for between 0.8163 of a share and 1 share of the Company’s common stock or cash equal to the value of these shares on this date.

At March 31, 2013, the Contracts had the following value:

	Exchange Date	Cost of Contract	Contract Fair Value	Unrealized Appreciation
Forward Contracts for Class A common shares of Swift Transportation Company	12/31/2013	$207,243,159	$293,548,741	$86,305,582

The cost and value of the Contracts would be included in investments, at fair value in the Statement of Assets and Liabilities.  The unrealized appreciation would be included in the net change in unrealized appreciation in the Statement of Operations.

The Sellers’ obligations under the Contracts are collateralized by shares of the Company’s Class B common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  These Class B shares will automatically convert to Class A shares of the Company upon transfer to the Trust per the terms of the Forward Contracts.  At March 31, 2013, the Custodian held 23,846,364 shares of the Company’s Class B common stock with an aggregate value of $338,141,442.

Item 2. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Managing Trustee of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2010 Swift Mandatory Common Exchange Security Trust

By (Signature and Title)  /s/ Donald  J. Puglisi
  Donald J. Puglisi, Managing Trustee

Date  May 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald  J. Puglisi
  Donald J. Puglisi, Managing Trustee

Date May 3, 2013